UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square
         41st Floor
         Boston, MA  02109

13F File Number:  028-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

 /s/ Alex Sacerdote     Boston, MA     May 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $402,429 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3-D SYS CORP DEL               COM NEW          88554D205     1557    32076 SH       SOLE                    32076
A H BELO CORP                  COM CL A         001282102      566    67730 SH       SOLE                    67730
ADTRAN INC                     COM              00738A106     2905    68418 SH       SOLE                    68418
ALCATEL-LUCENT                 SPONSORED ADR    013904305    11545  1987067 SH       SOLE                  1987067
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105     5713   364804 SH       SOLE                   364804
APPLE INC                      COM              037833100    41499   119095 SH       SOLE                   119095
ATMEL CORP                     COM              049513104     3482   255486 SH       SOLE                   255486
BAIDU INC                      SPON ADR REP A   056752108    15806   114695 SH       SOLE                   114695
BROADSOFT INC                  COM              11133B409     9556   200387 SH       SOLE                   200387
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    14766   289241 SH       SOLE                   289241
CIRRUS LOGIC INC               COM              172755100     6621   314822 SH       SOLE                   314822
COMPUWARE CORP                 COM              205638109     4546   393553 SH       SOLE                   393553
DILLARDS INC                   CL A             254067101     4970   123885 SH       SOLE                   123885
E M C CORP MASS                COM              268648102     7147   269190 SH       SOLE                   269190
FABRINET                       SHS              G3323L100     1567    77713 SH       SOLE                    77713
FARO TECHNOLOGIES INC          COM              311642102     1535    38386 SH       SOLE                    38386
FINISAR CORP                   COM NEW          31787A507     8735   355080 SH       SOLE                   355080
GOOGLE INC                     CL A             38259P508    21455    36600 SH       SOLE                    36600
INTERACTIVE INTELLIGENCE INC   COM              45839M103    11772   304108 SH       SOLE                   304108
KEYNOTE SYS INC                COM              493308100     7470   402700 SH       SOLE                   402700
KVH INDS INC                   COM              482738101     1323    87500 SH       SOLE                    87500
MECOX LANE LIMITED             SPONSORED ADR    58403M102     1176   200000 SH       SOLE                   200000
MICROSTRATEGY INC              CL A NEW         594972408     1600    11896 SH       SOLE                    11896
NETFLIX INC                    COM              64110L106    12662    53350 SH       SOLE                    53350
OPNET TECHNOLOGIES INC         COM              683757108    17740   454997 SH       SOLE                   454997
OPNEXT INC                     COM              68375V105     8080  3325146 SH       SOLE                  3325146
ORACLE CORP                    COM              68389X105    21238   636449 SH       SOLE                   636449
PRICELINE COM INC              COM NEW          741503403    11708    23119 SH       SOLE                    23119
RACKSPACE HOSTING INC          COM              750086100    12067   281616 SH       SOLE                   281616
RADWARE LTD                    ORD              M81873107    12165   343258 SH       SOLE                   343258
RIGHTNOW TECHNOLOGIES INC      COM              76657R106     1463    46735 SH       SOLE                    46735
SEMTECH CORP                   COM              816850101     6971   278602 SH       SOLE                   278602
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106     9684   278824 SH       SOLE                   278824
SILICON IMAGE INC              COM              82705T102     4362   486301 SH       SOLE                   486301
SINA CORP                      ORD              G81477104    16842   157347 SH       SOLE                   157347
SKYWORKS SOLUTIONS INC         COM              83088M102     6394   197218 SH       SOLE                   197218
STRATASYS INC                  COM              862685104     1531    32577 SH       SOLE                    32577
UNIVERSAL DISPLAY CORP         COM              91347P105     9667   175629 SH       SOLE                   175629
VERIZON COMMUNICATIONS INC     CALL             92343V904    39430  1023100 SH       SOLE                  1023100
WEBMD HEALTH CORP              COM              94770V102     3013    56398 SH       SOLE                    56398
YAHOO INC                      CALL             984332906    12176   730000 SH       SOLE                   730000
YAHOO INC                      COM              984332106     4527   271889 SH       SOLE                   271889
YOUKU COM INC                  SPONSORED ADR    98742U100     2756    58000 SH       SOLE                    58000
ZIPREALTY INC                  COM              98974V107      641   220946 SH       SOLE                   220946